Other disclosures - Share-based payment schemes - General terms and conditions of launched programmes (Details) kr / shares in Units, kr in Millions		12 Months Ended
	Feb. 01, 2022 DKK (kr) shares	Dec. 31, 2022 DKK (kr) shares kr / shares	Dec. 31, 2021 DKK (kr) shares kr / shares	Dec. 31, 2020 DKK (kr) shares kr / shares	Aug. 01, 2019 DKK (kr)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)		2,900,000	2,200,000	1,400,000
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total market value at year-end (DKK million) | kr					kr 660
2021 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)		400,000
2021 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)		400,000
Value per share at launch (DKK) | kr / shares		kr 639
Total market value at year-end (DKK million) | kr		kr 234
Amortisation period		3 years
2021 Shares allocated to pool | Shares for management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)		1,700,000
Value per share at launch (DKK) | kr / shares		kr 639
Total market value at year-end (DKK million) | kr		kr 1,062
Amortisation period		3 years
2021 Shares allocated to pool | Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)		400,000
Value per share at launch (DKK) | kr / shares		kr 743
Total market value at year-end (DKK million) | kr		kr 316
Amortisation period		3 years
2020 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)			0
2020 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	400,000		500,000
Value per share at launch (DKK) | kr / shares			kr 423
Total market value at year-end (DKK million) | kr	kr 234		kr 223
Amortisation period		3 years	3 years
2020 Shares allocated to pool | Shares for management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)		1,700,000	1,600,000
Value per share at launch (DKK) | kr / shares			kr 423
Total market value at year-end (DKK million) | kr		kr 1,062	kr 649
Amortisation period			3 years
2020 Shares allocated to pool | Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)			100,000
Value per share at launch (DKK) | kr / shares			kr 538
Total market value at year-end (DKK million) | kr			kr 71
Amortisation period			3 years
2019 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)				0
2019 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)				400,000
Value per share at launch (DKK) | kr / shares				kr 411
Total market value at year-end (DKK million) | kr				kr 152
Amortisation period				4 years
2019 Shares allocated to pool | Shares for management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)				1,000,000.0
Value per share at launch (DKK) | kr / shares				kr 411
Total market value at year-end (DKK million) | kr				kr 416
Amortisation period				4 years
2019 Shares allocated to pool | Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)				0
Value per share at launch (DKK) | kr / shares				kr 391
Total market value at year-end (DKK million) | kr				kr 17
Amortisation period				3 years